Property and Equipment, Schedule of Useful Lives (Detail)	12 Months Ended
Dec. 31, 2013
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Office Equipment and Furniture | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Office Equipment and Furniture | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life of property and equipment	7 years
Laboratory Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Laboratory Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful life of property and equipment	shorter of useful life or lease term